Note 10 - Subordinated Notes Payable - Schedule of Subordinated Notes Payable (Details) (Parentheticals) - Subordinated notes payable, maturing May 2031 [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Statement Line Items [Line Items]
Term (Year)	10 years	10 years
Principal amount	$ 75	$ 75
Interest rate	5.38%	5.38%
Maturity date	May 31, 2031	May 31, 2031